Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Sales USD ($)	Dec. 31, 2014 Cost of Sales CNY	Dec. 31, 2013 Cost of Sales CNY	Dec. 31, 2012 Cost of Sales CNY	Dec. 31, 2014 Selling, General and Administrative Expense USD ($)	Dec. 31, 2014 Selling, General and Administrative Expense CNY	Dec. 31, 2013 Selling, General and Administrative Expense CNY	Dec. 31, 2012 Selling, General and Administrative Expense CNY	Dec. 31, 2014 Research and Development Expense USD ($)	Dec. 31, 2014 Research and Development Expense CNY	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation					$ 5,578	34,611	23,976	10,105	$ 68,667	426,052	164,704	54,512	$ 80,921	502,077	326,047	147,692
Capitalized as part of internal-used software	$ 0	0	229	1,944